SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jul. 31, 2013
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of property and equipment depreciation and amortization period

Lives used to determine depreciation and amortization are generally as follows:

Buildings and improvements	18-40 years
Improvements to leased property	3-40 years
Fixtures and equipment	7-12 years
Other	3-5 years

Schedule of financial assets measured at fair value on recurring basis

In accordance with the provisions of Fair Value Measurements, the following are the Company's financial assets measured on a recurring basis presented at fair value.

Fair value measurements at reporting date using
		Quoted				Quoted
		prices				prices
		in active				in active
		markets for	Significant			markets for	Significant
		identical	other	Significant		identical	other	Significant
		assets/	observable	unobservable		assets/	observable	unobservable
		liabilities	inputs	inputs		liabilities	inputs	inputs
Description	July 31, 2013	(Level 1)	(Level 2)	(Level 3)	July 31, 2012	(Level 1)	(Level 2)	(Level 3)
Assets:
Marketable securities -
available-for-sale	$2,409,273	$2,409,273	$-	$-	$2,215,209	$2,215,209	$-	$-
Held-to-maturity	-	-	-	-	178,176	178,176	-	-
	$2,409,273	$2,409,273	$-	$-	$2,393,385	$2,393,385	$-	$-